Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CALVERT IMPACT FUND INC
Entity Central Index Key	0001121624
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000047593
Shareholder Report [Line Items]
Fund Name	Calvert Global Energy Solutions Fund
Class Name	Class A
Trading Symbol	CGAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Global Energy Solutions Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$132	1.24%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI ACWI Index (the Index):

↓ Not owning NVIDIA Corp, a leading contributor to global equity markets, detracted due to another strong year driven by surging AI/data-centre demand and record high margins

↓ Not owning Broadcom Inc. detracted from returns as record AI-networking led revenue growth made it a key driver of technology market leadership

↓ An overweight position in Enphase Energy, Inc. hampered returns as slowing solar module demand and margin pressure weighed on its share price

↓ An overweight position in Orsted A/S, a renewable energy firm, hurt as broader renewable headwinds and contract renegotiation costs weighed on performance

↑ An out-of-index position in Bloom Energy Corp. contributed to returns as it posted record full-year revenue and strong quarters from scaling its business

↑ An overweight position in Siemens Energy AG helped returns as high order intake and rising demand for grid and gas services led to an upgraded outlook

↑ An overweight position in Delta Electronics, Inc. helped performance due to strong revenue and net income growth reflecting demand for efficient power solutions

↑ An out-of-index position in Arcadium Lithium Plc, also helped returns as its premium-priced acquisition and lithium-chemicals growth story lifted sentiment

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	MSCI ACWI Index	Calvert Global Energy Research Spliced Benchmark
9/15	$10,000	$10,000	$10,000
10/15	$10,413	$10,785	$10,650
11/15	$10,199	$10,696	$10,738
12/15	$10,615	$10,503	$11,028
1/16	$9,675	$9,869	$9,913
2/16	$9,675	$9,802	$10,125
3/16	$10,351	$10,528	$10,874
4/16	$10,351	$10,683	$10,848
5/16	$10,219	$10,697	$10,659
6/16	$9,774	$10,632	$10,426
7/16	$10,120	$11,090	$10,870
8/16	$10,087	$11,128	$11,002
9/16	$10,269	$11,196	$11,106
10/16	$9,725	$11,006	$10,742
11/16	$9,576	$11,089	$10,602
12/16	$9,794	$11,329	$10,907
1/17	$10,144	$11,639	$11,304
2/17	$10,361	$11,965	$11,552
3/17	$10,494	$12,112	$11,690
4/17	$10,777	$12,300	$12,015
5/17	$11,077	$12,572	$12,363
6/17	$11,260	$12,629	$12,575
7/17	$11,560	$12,982	$12,919
8/17	$11,610	$13,032	$12,987
9/17	$12,043	$13,284	$13,488
10/17	$12,509	$13,559	$14,031
11/17	$12,443	$13,822	$13,970
12/17	$12,675	$14,045	$14,283
1/18	$13,147	$14,837	$14,837
2/18	$12,422	$14,214	$14,049
3/18	$12,304	$13,910	$13,823
4/18	$12,203	$14,042	$13,800
5/18	$12,321	$14,060	$13,918
6/18	$11,765	$13,984	$13,279
7/18	$12,051	$14,406	$13,603
8/18	$11,950	$14,519	$13,512
9/18	$11,714	$14,582	$13,278
10/18	$10,551	$13,489	$11,910
11/18	$10,922	$13,686	$12,335
12/18	$10,182	$12,722	$11,494
1/19	$11,313	$13,727	$12,810
2/19	$11,707	$14,094	$13,306
3/19	$11,587	$14,271	$13,160
4/19	$12,085	$14,753	$13,745
5/19	$11,262	$13,878	$12,799
6/19	$12,136	$14,787	$13,829
7/19	$11,947	$14,830	$13,722
8/19	$11,759	$14,478	$13,427
9/19	$12,136	$14,783	$13,876
10/19	$12,530	$15,188	$14,358
11/19	$12,856	$15,558	$14,751
12/19	$13,558	$16,106	$15,606
1/20	$13,385	$15,928	$15,473
2/20	$12,883	$14,642	$14,741
3/20	$10,372	$12,665	$11,916
4/20	$11,705	$14,022	$13,480
5/20	$12,467	$14,632	$14,307
6/20	$13,246	$15,099	$15,216
7/20	$14,632	$15,898	$16,893
8/20	$16,329	$16,871	$18,888
9/20	$16,519	$16,327	$19,073
10/20	$16,640	$15,930	$19,229
11/20	$19,705	$17,894	$22,877
12/20	$21,847	$18,724	$25,384
1/21	$22,405	$18,639	$26,173
2/21	$21,934	$19,071	$25,640
3/21	$22,074	$19,580	$25,799
4/21	$22,213	$20,436	$26,039
5/21	$22,440	$20,754	$26,339
6/21	$22,893	$21,028	$26,847
7/21	$23,085	$21,173	$27,095
8/21	$23,417	$21,703	$27,542
9/21	$22,301	$20,806	$26,306
10/21	$24,131	$21,868	$28,428
11/21	$23,277	$21,342	$27,404
12/21	$23,268	$22,195	$27,471
1/22	$21,153	$21,105	$24,821
2/22	$21,432	$20,560	$25,321
3/22	$21,747	$21,005	$25,845
4/22	$19,754	$19,324	$23,505
5/22	$20,453	$19,347	$24,187
6/22	$18,513	$17,716	$21,898
7/22	$20,523	$18,953	$24,324
8/22	$19,789	$18,255	$23,630
9/22	$17,237	$16,508	$20,616
10/22	$18,006	$17,504	$21,473
11/22	$20,331	$18,862	$23,941
12/22	$19,160	$18,119	$22,901
1/23	$20,972	$19,418	$25,015
2/23	$20,110	$18,862	$24,157
3/23	$20,796	$19,443	$24,898
4/23	$20,356	$19,723	$24,395
5/23	$20,110	$19,511	$24,100
6/23	$21,095	$20,644	$25,304
7/23	$21,781	$21,400	$26,229
8/23	$20,022	$20,802	$24,118
9/23	$18,509	$19,942	$22,335
10/23	$16,855	$19,342	$20,239
11/23	$18,650	$21,127	$22,495
12/23	$20,191	$22,142	$24,360
1/24	$18,470	$22,272	$22,427
2/24	$18,789	$23,228	$22,684
3/24	$19,570	$23,957	$23,664
4/24	$18,896	$23,167	$22,947
5/24	$20,564	$24,108	$24,813
6/24	$19,268	$24,644	$23,345
7/24	$19,872	$25,042	$24,083
8/24	$20,013	$25,678	$24,280
9/24	$21,007	$26,274	$25,566
10/24	$19,836	$25,685	$24,090
11/24	$19,747	$26,645	$23,969
12/24	$18,711	$26,015	$22,797
1/25	$18,765	$26,888	$22,949
2/25	$18,640	$26,726	$22,718
3/25	$18,264	$25,670	$22,193
4/25	$18,908	$25,909	$23,049
5/25	$20,269	$27,399	$24,736
6/25	$21,379	$28,629	$26,071
7/25	$22,149	$29,017	$27,174
8/25	$23,116	$29,734	$28,342
9/25	$23,811	$30,811	$29,185

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	13.36%	7.59%	9.65%
Class A with 5.25% Maximum Sales Charge	7.38%	6.43%	9.06%
MSCI ACWI Index (net of foreign withholding taxes)	17.27%	13.54%	11.90%
Calvert Global Energy Research Spliced BenchmarkFootnote Reference2	14.16%	8.88%	11.30%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 155,238,702
Holdings Count | Holding	174
Advisory Fees Paid, Amount	$ 715,150
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$155,238,702
# of Portfolio Holdings	174
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$715,150

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	26.0%
Denmark	3.5%
United Kingdom	3.8%
Spain	4.4%
France	4.6%
Taiwan	4.6%
Canada	4.7%
Japan	4.8%
Germany	5.6%
China	5.6%
United States	32.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Orsted AS	1.5%
SSE PLC	1.0%
EDP SA	1.0%
EDP Renovaveis SA	0.9%
Ormat Technologies, Inc.	0.9%
Brookfield Renewable Partners LP	0.9%
Bloom Energy Corp., Class A	0.9%
Neste OYJ	0.9%
Elia Group SA	0.9%
Brookfield Renewable Corp.	0.9%
Total	9.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000047595
Shareholder Report [Line Items]
Fund Name	Calvert Global Energy Solutions Fund
Class Name	Class C
Trading Symbol	CGACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Global Energy Solutions Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$211	1.99%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI ACWI Index (the Index):

↓ Not owning NVIDIA Corp, a leading contributor to global equity markets, detracted due to another strong year driven by surging AI/data-centre demand and record high margins

↓ Not owning Broadcom Inc. detracted from returns as record AI-networking led revenue growth made it a key driver of technology market leadership

↓ An overweight position in Enphase Energy, Inc. hampered returns as slowing solar module demand and margin pressure weighed on its share price

↓ An overweight position in Orsted A/S, a renewable energy firm, hurt as broader renewable headwinds and contract renegotiation costs weighed on performance

↑ An out-of-index position in Bloom Energy Corp. contributed to returns as it posted record full-year revenue and strong quarters from scaling its business

↑ An overweight position in Siemens Energy AG helped returns as high order intake and rising demand for grid and gas services led to an upgraded outlook

↑ An overweight position in Delta Electronics, Inc. helped performance due to strong revenue and net income growth reflecting demand for efficient power solutions

↑ An out-of-index position in Arcadium Lithium Plc, also helped returns as its premium-priced acquisition and lithium-chemicals growth story lifted sentiment

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	MSCI ACWI Index	Calvert Global Energy Research Spliced Benchmark
9/15	$10,000	$10,000	$10,000
10/15	$10,978	$10,785	$10,650
11/15	$10,738	$10,696	$10,738
12/15	$11,181	$10,503	$11,028
1/16	$10,166	$9,869	$9,913
2/16	$10,185	$9,802	$10,125
3/16	$10,867	$10,528	$10,874
4/16	$10,867	$10,683	$10,848
5/16	$10,720	$10,697	$10,659
6/16	$10,240	$10,632	$10,426
7/16	$10,609	$11,090	$10,870
8/16	$10,572	$11,128	$11,002
9/16	$10,738	$11,196	$11,106
10/16	$10,185	$11,006	$10,742
11/16	$10,018	$11,089	$10,602
12/16	$10,242	$11,329	$10,907
1/17	$10,593	$11,639	$11,304
2/17	$10,796	$11,965	$11,552
3/17	$10,944	$12,112	$11,690
4/17	$11,222	$12,300	$12,015
5/17	$11,536	$12,572	$12,363
6/17	$11,721	$12,629	$12,575
7/17	$12,017	$12,982	$12,919
8/17	$12,072	$13,032	$12,987
9/17	$12,497	$13,284	$13,488
10/17	$12,978	$13,559	$14,031
11/17	$12,904	$13,822	$13,970
12/17	$13,143	$14,045	$14,283
1/18	$13,626	$14,837	$14,837
2/18	$12,864	$14,214	$14,049
3/18	$12,734	$13,910	$13,823
4/18	$12,604	$14,042	$13,800
5/18	$12,734	$14,060	$13,918
6/18	$12,139	$13,984	$13,279
7/18	$12,436	$14,406	$13,603
8/18	$12,325	$14,519	$13,512
9/18	$12,083	$14,582	$13,278
10/18	$10,856	$13,489	$11,910
11/18	$11,246	$13,686	$12,335
12/18	$10,478	$12,722	$11,494
1/19	$11,640	$13,727	$12,810
2/19	$12,033	$14,094	$13,306
3/19	$11,902	$14,271	$13,160
4/19	$12,408	$14,753	$13,745
5/19	$11,546	$13,878	$12,799
6/19	$12,427	$14,787	$13,829
7/19	$12,240	$14,830	$13,722
8/19	$12,033	$14,478	$13,427
9/19	$12,427	$14,783	$13,876
10/19	$12,821	$15,188	$14,358
11/19	$13,139	$15,558	$14,751
12/19	$13,864	$16,106	$15,606
1/20	$13,657	$15,928	$15,473
2/20	$13,131	$14,642	$14,741
3/20	$10,572	$12,665	$11,916
4/20	$11,927	$14,022	$13,480
5/20	$12,698	$14,632	$14,307
6/20	$13,488	$15,099	$15,216
7/20	$14,880	$15,898	$16,893
8/20	$16,611	$16,871	$18,888
9/20	$16,780	$16,327	$19,073
10/20	$16,893	$15,930	$19,229
11/20	$19,997	$17,894	$22,877
12/20	$22,153	$18,724	$25,384
1/21	$22,699	$18,639	$26,173
2/21	$22,209	$19,071	$25,640
3/21	$22,341	$19,580	$25,799
4/21	$22,454	$20,436	$26,039
5/21	$22,680	$20,754	$26,339
6/21	$23,113	$21,028	$26,847
7/21	$23,302	$21,173	$27,095
8/21	$23,622	$21,703	$27,542
9/21	$22,473	$20,806	$26,306
10/21	$24,319	$21,868	$28,428
11/21	$23,434	$21,342	$27,404
12/21	$23,396	$22,195	$27,471
1/22	$21,267	$21,105	$24,821
2/22	$21,531	$20,560	$25,321
3/22	$21,833	$21,005	$25,845
4/22	$19,817	$19,324	$23,505
5/22	$20,514	$19,347	$24,187
6/22	$18,555	$17,716	$21,898
7/22	$20,552	$18,953	$24,324
8/22	$19,798	$18,255	$23,630
9/22	$17,236	$16,508	$20,616
10/22	$18,009	$17,504	$21,473
11/22	$20,307	$18,862	$23,941
12/22	$19,139	$18,119	$22,901
1/23	$20,928	$19,418	$25,015
2/23	$20,062	$18,862	$24,157
3/23	$20,721	$19,443	$24,898
4/23	$20,288	$19,723	$24,395
5/23	$20,024	$19,511	$24,100
6/23	$20,985	$20,644	$25,304
7/23	$21,663	$21,400	$26,229
8/23	$19,892	$20,802	$24,118
9/23	$18,385	$19,942	$22,335
10/23	$16,728	$19,342	$20,239
11/23	$18,498	$21,127	$22,495
12/23	$20,019	$22,142	$24,360
1/24	$18,304	$22,272	$22,427
2/24	$18,587	$23,228	$22,684
3/24	$19,360	$23,957	$23,664
4/24	$18,681	$23,167	$22,947
5/24	$20,302	$24,108	$24,813
6/24	$19,020	$24,644	$23,345
7/24	$19,624	$25,042	$24,083
8/24	$19,737	$25,678	$24,280
9/24	$20,698	$26,274	$25,566
10/24	$19,548	$25,685	$24,090
11/24	$19,454	$26,645	$23,969
12/24	$18,410	$26,015	$22,797
1/25	$18,448	$26,888	$22,949
2/25	$18,316	$26,726	$22,718
3/25	$17,938	$25,670	$22,193
4/25	$18,561	$25,909	$23,049
5/25	$19,881	$27,399	$24,736
6/25	$20,956	$28,629	$26,071
7/25	$21,692	$29,017	$27,174
8/25	$22,616	$29,734	$28,342
9/25	$23,655	$30,811	$29,185

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	12.55%	6.78%	8.98%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	11.55%	6.78%	8.98%
MSCI ACWI Index (net of foreign withholding taxes)	17.27%	13.54%	11.90%
Calvert Global Energy Research Spliced BenchmarkFootnote Reference2	14.16%	8.88%	11.30%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 155,238,702
Holdings Count | Holding	174
Advisory Fees Paid, Amount	$ 715,150
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$155,238,702
# of Portfolio Holdings	174
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$715,150

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	26.0%
Denmark	3.5%
United Kingdom	3.8%
Spain	4.4%
France	4.6%
Taiwan	4.6%
Canada	4.7%
Japan	4.8%
Germany	5.6%
China	5.6%
United States	32.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Orsted AS	1.5%
SSE PLC	1.0%
EDP SA	1.0%
EDP Renovaveis SA	0.9%
Ormat Technologies, Inc.	0.9%
Brookfield Renewable Partners LP	0.9%
Bloom Energy Corp., Class A	0.9%
Neste OYJ	0.9%
Elia Group SA	0.9%
Brookfield Renewable Corp.	0.9%
Total	9.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000047596
Shareholder Report [Line Items]
Fund Name	Calvert Global Energy Solutions Fund
Class Name	Class I
Trading Symbol	CAEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Global Energy Solutions Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	0.99%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI ACWI Index (the Index):

↓ Not owning NVIDIA Corp, a leading contributor to global equity markets, detracted due to another strong year driven by surging AI/data-centre demand and record high margins

↓ Not owning Broadcom Inc. detracted from returns as record AI-networking led revenue growth made it a key driver of technology market leadership

↓ An overweight position in Enphase Energy, Inc. hampered returns as slowing solar module demand and margin pressure weighed on its share price

↓ An overweight position in Orsted A/S, a renewable energy firm, hurt as broader renewable headwinds and contract renegotiation costs weighed on performance

↑ An out-of-index position in Bloom Energy Corp. contributed to returns as it posted record full-year revenue and strong quarters from scaling its business

↑ An overweight position in Siemens Energy AG helped returns as high order intake and rising demand for grid and gas services led to an upgraded outlook

↑ An overweight position in Delta Electronics, Inc. helped performance due to strong revenue and net income growth reflecting demand for efficient power solutions

↑ An out-of-index position in Arcadium Lithium Plc, also helped returns as its premium-priced acquisition and lithium-chemicals growth story lifted sentiment

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI ACWI Index	Calvert Global Energy Research Spliced Benchmark
9/15	$1,000,000	$1,000,000	$1,000,000
12/15	$1,120,145	$1,050,290	$1,102,764
3/16	$1,094,453	$1,052,792	$1,087,432
6/16	$1,034,507	$1,063,202	$1,042,637
9/16	$1,087,602	$1,119,571	$1,110,646
12/16	$1,039,080	$1,132,888	$1,090,732
3/17	$1,114,047	$1,211,150	$1,169,044
6/17	$1,195,988	$1,262,905	$1,257,496
9/17	$1,279,672	$1,328,350	$1,348,835
12/17	$1,347,031	$1,404,465	$1,428,326
3/18	$1,309,909	$1,390,960	$1,382,334
6/18	$1,253,340	$1,398,382	$1,327,915
9/18	$1,249,805	$1,458,189	$1,327,787
12/18	$1,087,419	$1,272,243	$1,149,356
3/19	$1,237,097	$1,427,139	$1,315,967
6/19	$1,296,608	$1,478,686	$1,382,908
9/19	$1,298,411	$1,478,303	$1,387,592
12/19	$1,451,501	$1,610,626	$1,560,578
3/20	$1,110,079	$1,266,513	$1,191,568
6/20	$1,420,463	$1,509,923	$1,521,584
9/20	$1,771,014	$1,632,684	$1,907,271
12/20	$2,344,220	$1,872,432	$2,538,412
3/21	$2,370,001	$1,958,028	$2,579,895
6/21	$2,458,393	$2,102,794	$2,684,685
9/21	$2,395,782	$2,080,621	$2,630,568
12/21	$2,502,137	$2,219,531	$2,747,076
3/22	$2,339,276	$2,100,547	$2,584,526
6/22	$1,993,197	$1,771,590	$2,189,811
9/22	$1,856,245	$1,650,773	$2,061,585
12/22	$2,066,212	$1,811,936	$2,290,114
3/23	$2,243,529	$1,944,313	$2,489,841
6/23	$2,277,126	$2,064,418	$2,530,366
9/23	$1,999,018	$1,994,175	$2,233,538
12/23	$2,182,985	$2,214,220	$2,435,961
3/24	$2,116,948	$2,395,705	$2,366,360
6/24	$2,084,873	$2,464,444	$2,334,473
9/24	$2,275,437	$2,627,439	$2,556,568
12/24	$2,027,382	$2,601,458	$2,279,717
3/25	$1,981,565	$2,567,001	$2,219,275
6/25	$2,319,462	$2,862,889	$2,607,106
9/25	$2,584,816	$3,081,122	$2,918,483

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	13.60%	7.85%	9.95%
MSCI ACWI Index (net of foreign withholding taxes)	17.27%	13.54%	11.90%
Calvert Global Energy Research Spliced BenchmarkFootnote Reference2	14.16%	8.88%	11.30%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 155,238,702
Holdings Count | Holding	174
Advisory Fees Paid, Amount	$ 715,150
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$155,238,702
# of Portfolio Holdings	174
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$715,150

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	26.0%
Denmark	3.5%
United Kingdom	3.8%
Spain	4.4%
France	4.6%
Taiwan	4.6%
Canada	4.7%
Japan	4.8%
Germany	5.6%
China	5.6%
United States	32.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Orsted AS	1.5%
SSE PLC	1.0%
EDP SA	1.0%
EDP Renovaveis SA	0.9%
Ormat Technologies, Inc.	0.9%
Brookfield Renewable Partners LP	0.9%
Bloom Energy Corp., Class A	0.9%
Neste OYJ	0.9%
Elia Group SA	0.9%
Brookfield Renewable Corp.	0.9%
Total	9.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000070983
Shareholder Report [Line Items]
Fund Name	Calvert Global Water Fund
Class Name	Class A
Trading Symbol	CFWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Global Water Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$127	1.24%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI ACWI Index (the Index):

↓ Not owning shares of NVIDIA Corp. hurt relative returns as NVIDIA surged on record breaking demand for AI chips and outsized margin expansion

↓ An overweight exposure to Reece Ltd., a plumbing and waterworks firm, hurt returns due to softer growth in the U.S. residential segment and margin pressure amid higher input costs

↓ An out-of-index position in Reliance Worldwide Corp., a water technology firm, hurt returns as weaker market demand and high interest costs dampened growth outlook

↓ Not owning Broadcom Inc. hurt as it posted record revenue growth led by its AI-networking business, making it a key driver of technology market leadership

↑ An out-of-index position in Companhia de Saneamento Basico do Estado de Sao Paulo SABESP, helped as it posted strong revenue growth post privatization

↑ An out-of-index position in Organo Corp. helped returns due to record sales in its water-treatment and performance-products segments through growing industrial electronics demand

↑ An out-of-index position in Companhia de Saneamento de Minas Gerais, a water and waste services firm, contributed to returns on positive growth and improving business fundamentals

↑ An overweight position in Guangdong Investment Ltd. helped returns as solid results came from its infrastructure and property holdings in China

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	MSCI ACWI Index	Calvert Global Water Research Spliced Benchmark
9/15	$10,000	$10,000	$10,000
10/15	$10,227	$10,785	$10,692
11/15	$10,367	$10,696	$10,838
12/15	$9,752	$10,503	$10,555
1/16	$9,204	$9,869	$10,348
2/16	$9,350	$9,802	$10,433
3/16	$10,223	$10,528	$11,277
4/16	$10,625	$10,683	$11,768
5/16	$10,618	$10,697	$11,852
6/16	$10,803	$10,632	$12,050
7/16	$11,058	$11,090	$12,375
8/16	$11,103	$11,128	$12,416
9/16	$11,288	$11,196	$12,629
10/16	$10,893	$11,006	$12,198
11/16	$11,103	$11,089	$12,449
12/16	$11,116	$11,329	$12,554
1/17	$11,383	$11,639	$12,892
2/17	$11,606	$11,965	$13,160
3/17	$11,772	$12,112	$13,342
4/17	$12,008	$12,300	$13,627
5/17	$12,027	$12,572	$13,657
6/17	$12,091	$12,629	$13,727
7/17	$12,397	$12,982	$14,088
8/17	$12,231	$13,032	$13,902
9/17	$12,696	$13,284	$14,458
10/17	$12,887	$13,559	$14,679
11/17	$13,193	$13,822	$15,056
12/17	$13,214	$14,045	$15,128
1/18	$13,472	$14,837	$15,441
2/18	$12,725	$14,214	$14,615
3/18	$12,796	$13,910	$14,652
4/18	$12,796	$14,042	$14,711
5/18	$12,847	$14,060	$14,753
6/18	$12,674	$13,984	$14,605
7/18	$13,066	$14,406	$15,054
8/18	$12,976	$14,519	$14,996
9/18	$12,867	$14,582	$14,885
10/18	$11,805	$13,489	$13,646
11/18	$12,075	$13,686	$13,947
12/18	$11,413	$12,722	$13,201
1/19	$12,359	$13,727	$14,384
2/19	$12,756	$14,094	$14,874
3/19	$12,743	$14,271	$14,852
4/19	$13,206	$14,753	$15,391
5/19	$12,359	$13,878	$14,413
6/19	$13,382	$14,787	$15,646
7/19	$13,356	$14,830	$15,686
8/19	$13,147	$14,478	$15,400
9/19	$13,493	$14,783	$15,808
10/19	$14,099	$15,188	$16,551
11/19	$14,112	$15,558	$16,576
12/19	$14,612	$16,106	$17,207
1/20	$14,447	$15,928	$17,067
2/20	$13,396	$14,642	$15,713
3/20	$11,266	$12,665	$13,296
4/20	$12,219	$14,022	$14,435
5/20	$12,890	$14,632	$15,175
6/20	$13,074	$15,099	$15,406
7/20	$13,672	$15,898	$16,171
8/20	$14,329	$16,871	$16,987
9/20	$14,244	$16,327	$16,870
10/20	$14,244	$15,930	$16,880
11/20	$15,907	$17,894	$18,929
12/20	$16,772	$18,724	$19,949
1/21	$16,613	$18,639	$19,813
2/21	$17,129	$19,071	$20,431
3/21	$17,871	$19,580	$21,326
4/21	$18,646	$20,436	$22,283
5/21	$18,925	$20,754	$22,617
6/21	$18,858	$21,028	$22,563
7/21	$19,488	$21,173	$23,338
8/21	$20,110	$21,703	$24,131
9/21	$18,951	$20,806	$22,805
10/21	$19,779	$21,868	$23,770
11/21	$19,527	$21,342	$23,471
12/21	$20,561	$22,195	$24,778
1/22	$18,943	$21,105	$22,756
2/22	$18,428	$20,560	$22,236
3/22	$18,415	$21,005	$22,321
4/22	$17,038	$19,324	$20,662
5/22	$17,038	$19,347	$20,602
6/22	$15,734	$17,716	$19,002
7/22	$17,185	$18,953	$20,764
8/22	$16,269	$18,255	$19,765
9/22	$14,664	$16,508	$17,830
10/22	$15,834	$17,504	$19,230
11/22	$17,232	$18,862	$20,758
12/22	$16,528	$18,119	$20,081
1/23	$17,960	$19,418	$21,797
2/23	$17,560	$18,862	$21,414
3/23	$17,817	$19,443	$21,692
4/23	$17,831	$19,723	$21,724
5/23	$17,526	$19,511	$21,337
6/23	$18,543	$20,644	$22,609
7/23	$19,032	$21,400	$23,280
8/23	$18,326	$20,802	$22,440
9/23	$17,010	$19,942	$20,860
10/23	$16,427	$19,342	$20,078
11/23	$18,218	$21,127	$22,355
12/23	$19,554	$22,142	$24,020
1/24	$18,788	$22,272	$23,195
2/24	$19,658	$23,228	$24,185
3/24	$20,264	$23,957	$24,966
4/24	$19,519	$23,167	$24,121
5/24	$20,396	$24,108	$25,094
6/24	$19,825	$24,644	$24,472
7/24	$21,078	$25,042	$26,031
8/24	$21,531	$25,678	$26,605
9/24	$22,408	$26,274	$27,765
10/24	$21,071	$25,685	$26,118
11/24	$21,607	$26,645	$26,744
12/24	$20,325	$26,015	$25,273
1/25	$20,751	$26,888	$25,849
2/25	$20,583	$26,726	$25,560
3/25	$20,363	$25,670	$25,258
4/25	$21,032	$25,909	$26,161
5/25	$21,717	$27,399	$27,040
6/25	$22,417	$28,629	$27,891
7/25	$22,394	$29,017	$28,011
8/25	$23,215	$29,734	$29,013
9/25	$23,396	$30,811	$29,207

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	4.38%	10.42%	9.45%
Class A with 5.25% Maximum Sales Charge	(1.09)%	9.24%	8.86%
MSCI ACWI Index (net of foreign withholding taxes)	17.27%	13.54%	11.90%
Calvert Global Water Research Spliced BenchmarkFootnote Reference2	5.19%	11.60%	11.30%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 566,508,743
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 3,685,510
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$566,508,743
# of Portfolio Holdings	113
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$3,685,510

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	12.5%
South Korea	1.8%
Italy	2.0%
Australia	2.0%
France	3.3%
Brazil	4.3%
China	4.6%
Switzerland	4.9%
Japan	6.5%
United Kingdom	8.6%
United States	49.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Ecolab, Inc.	1.7%
Xylem, Inc.	1.7%
Veolia Environnement SA	1.7%
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP), ADR	1.7%
American Water Works Co., Inc.	1.6%
Veralto Corp.	1.6%
Pentair PLC	1.6%
Essential Utilities, Inc.	1.5%
Waters Corp.	1.5%
United Utilities Group PLC	1.5%
Total	16.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000070984
Shareholder Report [Line Items]
Fund Name	Calvert Global Water Fund
Class Name	Class C
Trading Symbol	CFWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Global Water Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	1.99%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI ACWI Index (the Index):

↓ Not owning shares of NVIDIA Corp. hurt relative returns as NVIDIA surged on record breaking demand for AI chips and outsized margin expansion

↓ An overweight exposure to Reece Ltd., a plumbing and waterworks firm, hurt returns due to softer growth in the U.S. residential segment and margin pressure amid higher input costs

↓ An out-of-index position in Reliance Worldwide Corp., a water technology firm, hurt returns as weaker market demand and high interest costs dampened growth outlook

↓ Not owning Broadcom Inc. hurt as it posted record revenue growth led by its AI-networking business, making it a key driver of technology market leadership

↑ An out-of-index position in Companhia de Saneamento Basico do Estado de Sao Paulo SABESP, helped as it posted strong revenue growth post privatization

↑ An out-of-index position in Organo Corp. helped returns due to record sales in its water-treatment and performance-products segments through growing industrial electronics demand

↑ An out-of-index position in Companhia de Saneamento de Minas Gerais, a water and waste services firm, contributed to returns on positive growth and improving business fundamentals

↑ An overweight position in Guangdong Investment Ltd. helped returns as solid results came from its infrastructure and property holdings in China

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	MSCI ACWI Index	Calvert Global Water Research Spliced Benchmark
9/15	$10,000	$10,000	$10,000
10/15	$10,788	$10,785	$10,692
11/15	$10,925	$10,696	$10,838
12/15	$10,275	$10,503	$10,555
1/16	$9,689	$9,869	$10,348
2/16	$9,834	$9,802	$10,433
3/16	$10,751	$10,528	$11,277
4/16	$11,163	$10,683	$11,768
5/16	$11,156	$10,697	$11,852
6/16	$11,337	$10,632	$12,050
7/16	$11,604	$11,090	$12,375
8/16	$11,640	$11,128	$12,416
9/16	$11,828	$11,196	$12,629
10/16	$11,402	$11,006	$12,198
11/16	$11,619	$11,089	$12,449
12/16	$11,626	$11,329	$12,554
1/17	$11,900	$11,639	$12,892
2/17	$12,124	$11,965	$13,160
3/17	$12,283	$12,112	$13,342
4/17	$12,529	$12,300	$13,627
5/17	$12,536	$12,572	$13,657
6/17	$12,594	$12,629	$13,727
7/17	$12,905	$12,982	$14,088
8/17	$12,731	$13,032	$13,902
9/17	$13,208	$13,284	$14,458
10/17	$13,389	$13,559	$14,679
11/17	$13,707	$13,822	$15,056
12/17	$13,709	$14,045	$15,128
1/18	$13,970	$14,837	$15,441
2/18	$13,194	$14,214	$14,615
3/18	$13,259	$13,910	$14,652
4/18	$13,252	$14,042	$14,711
5/18	$13,296	$14,060	$14,753
6/18	$13,107	$13,984	$14,605
7/18	$13,506	$14,406	$15,054
8/18	$13,404	$14,519	$14,996
9/18	$13,288	$14,582	$14,885
10/18	$12,179	$13,489	$13,646
11/18	$12,455	$13,686	$13,947
12/18	$11,761	$12,722	$13,201
1/19	$12,730	$13,727	$14,384
2/19	$13,131	$14,094	$14,874
3/19	$13,109	$14,271	$14,852
4/19	$13,575	$14,753	$15,391
5/19	$12,694	$13,878	$14,413
6/19	$13,743	$14,787	$15,646
7/19	$13,699	$14,830	$15,686
8/19	$13,481	$14,478	$15,400
9/19	$13,831	$14,783	$15,808
10/19	$14,435	$15,188	$16,551
11/19	$14,443	$15,558	$16,576
12/19	$14,947	$16,106	$17,207
1/20	$14,764	$15,928	$17,067
2/20	$13,684	$14,642	$15,713
3/20	$11,500	$12,665	$13,296
4/20	$12,472	$14,022	$14,435
5/20	$13,143	$14,632	$15,175
6/20	$13,319	$15,099	$15,406
7/20	$13,917	$15,898	$16,171
8/20	$14,582	$16,871	$16,987
9/20	$14,487	$16,327	$16,870
10/20	$14,472	$15,930	$16,880
11/20	$16,159	$17,894	$18,929
12/20	$17,026	$18,724	$19,949
1/21	$16,851	$18,639	$19,813
2/21	$17,369	$19,071	$20,431
3/21	$18,107	$19,580	$21,326
4/21	$18,881	$20,436	$22,283
5/21	$19,151	$20,754	$22,617
6/21	$19,071	$21,028	$22,563
7/21	$19,692	$21,173	$23,338
8/21	$20,305	$21,703	$24,131
9/21	$19,129	$20,806	$22,805
10/21	$19,955	$21,868	$23,770
11/21	$19,685	$21,342	$23,471
12/21	$20,718	$22,195	$24,778
1/22	$19,077	$21,105	$22,756
2/22	$18,543	$20,560	$22,236
3/22	$18,521	$21,005	$22,321
4/22	$17,122	$19,324	$20,662
5/22	$17,115	$19,347	$20,602
6/22	$15,796	$17,716	$19,002
7/22	$17,239	$18,953	$20,764
8/22	$16,309	$18,255	$19,765
9/22	$14,691	$16,508	$17,830
10/22	$15,855	$17,504	$19,230
11/22	$17,239	$18,862	$20,758
12/22	$16,534	$18,119	$20,081
1/23	$17,950	$19,418	$21,797
2/23	$17,537	$18,862	$21,414
3/23	$17,788	$19,443	$21,692
4/23	$17,788	$19,723	$21,724
5/23	$17,471	$19,511	$21,337
6/23	$18,474	$20,644	$22,609
7/23	$18,953	$21,400	$23,280
8/23	$18,238	$20,802	$22,440
9/23	$16,918	$19,942	$20,860
10/23	$16,320	$19,342	$20,078
11/23	$18,090	$21,127	$22,355
12/23	$19,407	$22,142	$24,020
1/24	$18,632	$22,272	$23,195
2/24	$19,490	$23,228	$24,185
3/24	$20,076	$23,957	$24,966
4/24	$19,324	$23,167	$24,121
5/24	$20,182	$24,108	$25,094
6/24	$19,602	$24,644	$24,472
7/24	$20,829	$25,042	$26,031
8/24	$21,257	$25,678	$26,605
9/24	$22,115	$26,274	$27,765
10/24	$20,783	$25,685	$26,118
11/24	$21,295	$26,645	$26,744
12/24	$20,023	$26,015	$25,273
1/25	$20,426	$26,888	$25,849
2/25	$20,253	$26,726	$25,560
3/25	$20,015	$25,670	$25,258
4/25	$20,664	$25,909	$26,161
5/25	$21,329	$27,399	$27,040
6/25	$21,994	$28,629	$27,891
7/25	$21,970	$29,017	$28,011
8/25	$22,750	$29,734	$29,013
9/25	$23,263	$30,811	$29,207

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	3.58%	9.59%	8.80%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	2.63%	9.59%	8.80%
MSCI ACWI Index (net of foreign withholding taxes)	17.27%	13.54%	11.90%
Calvert Global Water Research Spliced BenchmarkFootnote Reference2	5.19%	11.60%	11.30%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 566,508,743
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 3,685,510
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$566,508,743
# of Portfolio Holdings	113
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$3,685,510

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	12.5%
South Korea	1.8%
Italy	2.0%
Australia	2.0%
France	3.3%
Brazil	4.3%
China	4.6%
Switzerland	4.9%
Japan	6.5%
United Kingdom	8.6%
United States	49.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Ecolab, Inc.	1.7%
Xylem, Inc.	1.7%
Veolia Environnement SA	1.7%
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP), ADR	1.7%
American Water Works Co., Inc.	1.6%
Veralto Corp.	1.6%
Pentair PLC	1.6%
Essential Utilities, Inc.	1.5%
Waters Corp.	1.5%
United Utilities Group PLC	1.5%
Total	16.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000139783
Shareholder Report [Line Items]
Fund Name	Calvert Global Water Fund
Class Name	Class I
Trading Symbol	CFWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Global Water Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	0.99%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI ACWI Index (the Index):

↓ Not owning shares of NVIDIA Corp. hurt relative returns as NVIDIA surged on record breaking demand for AI chips and outsized margin expansion

↓ An overweight exposure to Reece Ltd., a plumbing and waterworks firm, hurt returns due to softer growth in the U.S. residential segment and margin pressure amid higher input costs

↓ An out-of-index position in Reliance Worldwide Corp., a water technology firm, hurt returns as weaker market demand and high interest costs dampened growth outlook

↓ Not owning Broadcom Inc. hurt as it posted record revenue growth led by its AI-networking business, making it a key driver of technology market leadership

↑ An out-of-index position in Companhia de Saneamento Basico do Estado de Sao Paulo SABESP, helped as it posted strong revenue growth post privatization

↑ An out-of-index position in Organo Corp. helped returns due to record sales in its water-treatment and performance-products segments through growing industrial electronics demand

↑ An out-of-index position in Companhia de Saneamento de Minas Gerais, a water and waste services firm, contributed to returns on positive growth and improving business fundamentals

↑ An overweight position in Guangdong Investment Ltd. helped returns as solid results came from its infrastructure and property holdings in China

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI ACWI Index	Calvert Global Water Research Spliced Benchmark
9/15	$1,000,000	$1,000,000	$1,000,000
12/15	$1,030,617	$1,050,290	$1,055,459
3/16	$1,081,745	$1,052,792	$1,127,721
6/16	$1,143,635	$1,063,202	$1,205,009
9/16	$1,196,781	$1,119,571	$1,262,930
12/16	$1,179,290	$1,132,888	$1,255,376
3/17	$1,249,926	$1,211,150	$1,334,188
6/17	$1,284,908	$1,262,905	$1,372,692
9/17	$1,350,835	$1,328,350	$1,445,756
12/17	$1,406,944	$1,404,465	$1,512,803
3/18	$1,364,000	$1,390,960	$1,465,224
6/18	$1,351,730	$1,398,382	$1,460,476
9/18	$1,373,543	$1,458,189	$1,488,497
12/18	$1,219,548	$1,272,243	$1,320,053
3/19	$1,362,290	$1,427,139	$1,485,221
6/19	$1,432,276	$1,478,686	$1,564,569
9/19	$1,444,748	$1,478,303	$1,580,758
12/19	$1,565,318	$1,610,626	$1,720,734
3/20	$1,207,431	$1,266,513	$1,329,557
6/20	$1,402,133	$1,509,923	$1,540,645
9/20	$1,528,899	$1,632,684	$1,686,983
12/20	$1,801,310	$1,872,432	$1,994,942
3/21	$1,920,832	$1,958,028	$2,132,591
6/21	$2,028,330	$2,102,794	$2,256,271
9/21	$2,039,646	$2,080,621	$2,280,521
12/21	$2,214,510	$2,219,531	$2,477,758
3/22	$1,984,116	$2,100,547	$2,232,101
6/22	$1,696,480	$1,771,590	$1,900,194
9/22	$1,581,998	$1,650,773	$1,782,968
12/22	$1,784,909	$1,811,936	$2,008,054
3/23	$1,924,673	$1,944,313	$2,169,179
6/23	$2,004,019	$2,064,418	$2,260,913
9/23	$1,840,232	$1,994,175	$2,086,029
12/23	$2,115,942	$2,214,220	$2,401,958
3/24	$2,194,532	$2,395,705	$2,496,584
6/24	$2,148,126	$2,464,444	$2,447,247
9/24	$2,429,553	$2,627,439	$2,776,546
12/24	$2,205,073	$2,601,458	$2,527,291
3/25	$2,210,809	$2,567,001	$2,525,825
6/25	$2,434,512	$2,862,889	$2,789,063
9/25	$2,541,857	$3,081,122	$2,920,715

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	4.62%	10.70%	9.77%
MSCI ACWI Index (net of foreign withholding taxes)	17.27%	13.54%	11.90%
Calvert Global Water Research Spliced BenchmarkFootnote Reference2	5.19%	11.60%	11.30%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 566,508,743
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 3,685,510
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$566,508,743
# of Portfolio Holdings	113
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$3,685,510

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	12.5%
South Korea	1.8%
Italy	2.0%
Australia	2.0%
France	3.3%
Brazil	4.3%
China	4.6%
Switzerland	4.9%
Japan	6.5%
United Kingdom	8.6%
United States	49.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Ecolab, Inc.	1.7%
Xylem, Inc.	1.7%
Veolia Environnement SA	1.7%
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP), ADR	1.7%
American Water Works Co., Inc.	1.6%
Veralto Corp.	1.6%
Pentair PLC	1.6%
Essential Utilities, Inc.	1.5%
Waters Corp.	1.5%
United Utilities Group PLC	1.5%
Total	16.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000131729
Shareholder Report [Line Items]
Fund Name	Calvert Green Bond Fund
Class Name	Class A
Trading Symbol	CGAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Green Bond Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.72%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA USD Green Bond Index (the Index):

↓ An underweight to investment grade corporates, which outperformed the benchmark, detracted from relative performance

↓ Underweights to government related and sovereign debt detracted from performance, as the sectors rallied throughout the year

↑ Out-of-index position in high yield corporates was a top contributor relative to performance as it benefited from spread tightening, adding meaningfully to excess returns

↑ Overweight in securitized credit added to excess returns through both sector allocation and security selection, reflecting the Fund’s use of out-of-index securities

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	ICE BofA USD Green Bond Index
9/15	$10,000	$10,000	$10,000
10/15	$9,686	$10,032	$9,983
11/15	$9,641	$9,995	$9,977
12/15	$9,614	$9,945	$9,944
1/16	$9,724	$10,055	$10,080
2/16	$9,770	$10,127	$10,121
3/16	$9,868	$10,251	$10,189
4/16	$9,914	$10,321	$10,218
5/16	$9,939	$10,329	$10,226
6/16	$10,082	$10,511	$10,373
7/16	$10,168	$10,597	$10,419
8/16	$10,170	$10,609	$10,405
9/16	$10,179	$10,611	$10,418
10/16	$10,122	$10,541	$10,347
11/16	$9,968	$10,304	$10,092
12/16	$9,966	$10,334	$10,094
1/17	$10,008	$10,371	$10,129
2/17	$10,068	$10,451	$10,213
3/17	$10,069	$10,447	$10,231
4/17	$10,122	$10,534	$10,307
5/17	$10,177	$10,615	$10,387
6/17	$10,184	$10,606	$10,376
7/17	$10,231	$10,659	$10,432
8/17	$10,304	$10,751	$10,516
9/17	$10,250	$10,713	$10,467
10/17	$10,249	$10,726	$10,453
11/17	$10,244	$10,710	$10,455
12/17	$10,266	$10,757	$10,457
1/18	$10,182	$10,654	$10,356
2/18	$10,120	$10,553	$10,271
3/18	$10,150	$10,606	$10,288
4/18	$10,097	$10,535	$10,215
5/18	$10,142	$10,592	$10,245
6/18	$10,143	$10,577	$10,259
7/18	$10,141	$10,599	$10,284
8/18	$10,215	$10,651	$10,325
9/18	$10,168	$10,606	$10,289
10/18	$10,111	$10,517	$10,182
11/18	$10,164	$10,564	$10,190
12/18	$10,296	$10,730	$10,446
1/19	$10,378	$10,878	$10,566
2/19	$10,406	$10,889	$10,587
3/19	$10,578	$11,086	$10,797
4/19	$10,605	$11,102	$10,835
5/19	$10,743	$11,272	$11,001
6/19	$10,882	$11,431	$11,173
7/19	$10,951	$11,465	$11,219
8/19	$11,209	$11,725	$11,483
9/19	$11,135	$11,674	$11,415
10/19	$11,168	$11,712	$11,473
11/19	$11,160	$11,709	$11,462
12/19	$11,120	$11,727	$11,475
1/20	$11,384	$11,937	$11,727
2/20	$11,501	$12,116	$11,903
3/20	$10,872	$11,879	$11,425
4/20	$11,286	$12,117	$11,759
5/20	$11,347	$12,230	$11,875
6/20	$11,499	$12,332	$12,060
7/20	$11,735	$12,549	$12,293
8/20	$11,708	$12,477	$12,224
9/20	$11,723	$12,454	$12,188
10/20	$11,708	$12,410	$12,173
11/20	$11,852	$12,572	$12,378
12/20	$11,897	$12,615	$12,449
1/21	$11,874	$12,536	$12,352
2/21	$11,722	$12,374	$12,136
3/21	$11,640	$12,230	$12,017
4/21	$11,667	$12,333	$12,137
5/21	$11,687	$12,380	$12,184
6/21	$11,743	$12,470	$12,303
7/21	$11,871	$12,595	$12,432
8/21	$11,833	$12,587	$12,419
9/21	$11,742	$12,479	$12,287
10/21	$11,689	$12,469	$12,279
11/21	$11,694	$12,484	$12,276
12/21	$11,669	$12,476	$12,252
1/22	$11,447	$12,202	$11,966
2/22	$11,248	$12,036	$11,775
3/22	$11,003	$11,713	$11,495
4/22	$10,649	$11,276	$11,070
5/22	$10,642	$11,338	$11,094
6/22	$10,384	$11,112	$10,894
7/22	$10,688	$11,391	$11,122
8/22	$10,402	$11,095	$10,899
9/22	$10,019	$10,617	$10,431
10/22	$9,971	$10,500	$10,305
11/22	$10,265	$10,892	$10,678
12/22	$10,151	$10,855	$10,689
1/23	$10,475	$11,192	$10,987
2/23	$10,256	$10,917	$10,742
3/23	$10,417	$11,173	$10,960
4/23	$10,504	$11,241	$11,074
5/23	$10,405	$11,124	$10,956
6/23	$10,358	$11,107	$10,941
7/23	$10,395	$11,118	$10,979
8/23	$10,373	$11,051	$10,927
9/23	$10,169	$10,788	$10,728
10/23	$10,026	$10,625	$10,586
11/23	$10,456	$11,104	$11,014
12/23	$10,824	$11,525	$11,393
1/24	$10,821	$11,497	$11,384
2/24	$10,703	$11,360	$11,285
3/24	$10,785	$11,471	$11,388
4/24	$10,535	$11,203	$11,181
5/24	$10,695	$11,389	$11,352
6/24	$10,787	$11,493	$11,442
7/24	$11,011	$11,754	$11,660
8/24	$11,173	$11,927	$11,839
9/24	$11,321	$12,090	$11,997
10/24	$11,084	$11,816	$11,785
11/24	$11,169	$11,940	$11,891
12/24	$11,011	$11,760	$11,742
1/25	$11,081	$11,831	$11,800
2/25	$11,304	$12,075	$12,000
3/25	$11,264	$12,073	$12,005
4/25	$11,327	$12,115	$12,032
5/25	$11,278	$12,054	$12,026
6/25	$11,455	$12,242	$12,207
7/25	$11,448	$12,224	$12,237
8/25	$11,585	$12,371	$12,363
9/25	$11,682	$12,502	$12,492

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	3.19%	(0.07)%	1.90%
Class A with 3.25% Maximum Sales Charge	(0.14)%	(0.73)%	1.57%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
ICE BofA USD Green Bond Index	4.12%	0.49%	2.25%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 801,985,874
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 1,551,747
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$801,985,874
# of Portfolio Holdings	188
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$1,551,747

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.8%
Preferred Stocks	1.1%
Taxable Municipal Obligations	1.3%
Sovereign Government Bonds	8.2%
Short-Term Investments	9.1%
Asset-Backed Securities	9.6%
Commercial Mortgage-Backed Securities	9.9%
U.S. Government Agency Mortgage-Backed Securities	13.2%
Corporate Bonds	46.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	7.3%
Not Rated	0.1%
B	1.0%
BB	3.1%
BBB	20.5%
A	22.2%
AA	29.8%
AAA	16.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000131731
Shareholder Report [Line Items]
Fund Name	Calvert Green Bond Fund
Class Name	Class I
Trading Symbol	CGBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Green Bond Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA USD Green Bond Index (the Index):

↓ An underweight to investment grade corporates, which outperformed the benchmark, detracted from relative performance

↓ Underweights to government related and sovereign debt detracted from performance, as the sectors rallied throughout the year

↑ Out-of-index position in high yield corporates was a top contributor relative to performance as it benefited from spread tightening, adding meaningfully to excess returns

↑ Overweight in securitized credit added to excess returns through both sector allocation and security selection, reflecting the Fund’s use of out-of-index securities

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	ICE BofA USD Green Bond Index
9/15	$1,000,000	$1,000,000	$1,000,000
12/15	$995,271	$994,545	$994,443
3/16	$1,022,498	$1,025,077	$1,018,908
6/16	$1,044,984	$1,051,051	$1,037,324
9/16	$1,056,030	$1,061,107	$1,041,778
12/16	$1,035,594	$1,033,436	$1,009,410
3/17	$1,047,264	$1,044,733	$1,023,106
6/17	$1,060,243	$1,060,629	$1,037,610
9/17	$1,068,182	$1,071,325	$1,046,724
12/17	$1,070,463	$1,075,709	$1,045,719
3/18	$1,059,765	$1,060,578	$1,028,840
6/18	$1,059,774	$1,057,711	$1,025,904
9/18	$1,063,040	$1,060,582	$1,028,909
12/18	$1,077,704	$1,072,968	$1,044,566
3/19	$1,108,610	$1,108,612	$1,079,702
6/19	$1,141,153	$1,143,113	$1,117,342
9/19	$1,167,642	$1,167,378	$1,141,531
12/19	$1,167,568	$1,172,661	$1,147,542
3/20	$1,141,470	$1,187,915	$1,142,467
6/20	$1,207,969	$1,233,232	$1,205,991
9/20	$1,232,249	$1,245,411	$1,218,829
12/20	$1,251,370	$1,261,494	$1,244,921
3/21	$1,225,133	$1,222,990	$1,201,744
6/21	$1,236,676	$1,247,003	$1,230,299
9/21	$1,237,437	$1,247,936	$1,228,702
12/21	$1,230,522	$1,247,580	$1,225,244
3/22	$1,161,125	$1,171,300	$1,149,463
6/22	$1,096,545	$1,111,162	$1,089,428
9/22	$1,058,751	$1,061,685	$1,043,068
12/22	$1,073,297	$1,085,489	$1,068,923
3/23	$1,102,122	$1,117,271	$1,095,950
6/23	$1,095,740	$1,110,713	$1,094,098
9/23	$1,076,455	$1,078,770	$1,072,756
12/23	$1,147,328	$1,152,499	$1,139,324
3/24	$1,143,933	$1,147,110	$1,138,822
6/24	$1,144,822	$1,149,285	$1,144,152
9/24	$1,202,213	$1,209,032	$1,199,704
12/24	$1,170,036	$1,175,995	$1,174,204
3/25	$1,197,621	$1,207,254	$1,200,532
6/25	$1,218,713	$1,224,153	$1,220,721
9/25	$1,243,696	$1,250,196	$1,249,187

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	3.45%	0.19%	2.20%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
ICE BofA USD Green Bond Index	4.12%	0.49%	2.25%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 801,985,874
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 1,551,747
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$801,985,874
# of Portfolio Holdings	188
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$1,551,747

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.8%
Preferred Stocks	1.1%
Taxable Municipal Obligations	1.3%
Sovereign Government Bonds	8.2%
Short-Term Investments	9.1%
Asset-Backed Securities	9.6%
Commercial Mortgage-Backed Securities	9.9%
U.S. Government Agency Mortgage-Backed Securities	13.2%
Corporate Bonds	46.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	7.3%
Not Rated	0.1%
B	1.0%
BB	3.1%
BBB	20.5%
A	22.2%
AA	29.8%
AAA	16.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000211124
Shareholder Report [Line Items]
Fund Name	Calvert Green Bond Fund
Class Name	Class R6
Trading Symbol	CBGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Green Bond Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA USD Green Bond Index (the Index):

↓ An underweight to investment grade corporates, which outperformed the benchmark, detracted from relative performance

↓ Underweights to government related and sovereign debt detracted from performance, as the sectors rallied throughout the year

↑ Out-of-index position in high yield corporates was a top contributor relative to performance as it benefited from spread tightening, adding meaningfully to excess returns

↑ Overweight in securitized credit added to excess returns through both sector allocation and security selection, reflecting the Fund’s use of out-of-index securities

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Universal Index	ICE BofA USD Green Bond Index
9/15	$5,000,000	$5,000,000	$5,000,000
10/15	$5,007,239	$5,015,983	$4,991,428
11/15	$4,985,579	$4,997,691	$4,988,373
12/15	$4,976,355	$4,972,724	$4,972,214
1/16	$5,034,820	$5,027,618	$5,040,152
2/16	$5,060,445	$5,063,331	$5,060,252
3/16	$5,112,492	$5,125,385	$5,094,541
4/16	$5,134,428	$5,160,305	$5,108,927
5/16	$5,152,767	$5,164,336	$5,113,164
6/16	$5,224,921	$5,255,253	$5,186,619
7/16	$5,274,907	$5,298,558	$5,209,380
8/16	$5,277,519	$5,304,274	$5,202,532
9/16	$5,280,151	$5,305,534	$5,208,888
10/16	$5,255,891	$5,270,337	$5,173,515
11/16	$5,177,545	$5,151,874	$5,045,965
12/16	$5,177,971	$5,167,178	$5,047,049
1/17	$5,201,393	$5,185,408	$5,064,292
2/17	$5,234,577	$5,225,417	$5,106,414
3/17	$5,236,321	$5,223,667	$5,115,529
4/17	$5,265,463	$5,267,009	$5,153,513
5/17	$5,295,805	$5,307,646	$5,193,566
6/17	$5,301,217	$5,303,146	$5,188,048
7/17	$5,327,275	$5,329,560	$5,215,933
8/17	$5,367,152	$5,375,542	$5,258,203
9/17	$5,340,908	$5,356,623	$5,233,619
10/17	$5,340,956	$5,363,055	$5,226,722
11/17	$5,339,659	$5,354,939	$5,227,658
12/17	$5,352,317	$5,378,546	$5,228,594
1/18	$5,309,974	$5,326,789	$5,178,195
2/18	$5,282,453	$5,276,280	$5,135,481
3/18	$5,298,824	$5,302,892	$5,144,201
4/18	$5,272,365	$5,267,509	$5,107,498
5/18	$5,296,935	$5,296,234	$5,122,278
6/18	$5,298,868	$5,288,553	$5,129,520
7/18	$5,302,296	$5,299,621	$5,141,837
8/18	$5,338,402	$5,325,731	$5,162,331
9/18	$5,315,199	$5,302,910	$5,144,546
10/18	$5,289,867	$5,258,549	$5,091,191
11/18	$5,318,654	$5,282,199	$5,095,182
12/18	$5,388,519	$5,364,842	$5,222,830
1/19	$5,436,415	$5,438,812	$5,282,934
2/19	$5,450,599	$5,444,740	$5,293,526
3/19	$5,542,114	$5,543,060	$5,398,512
4/19	$5,554,137	$5,550,818	$5,417,381
5/19	$5,627,973	$5,635,849	$5,500,345
6/19	$5,705,771	$5,715,564	$5,586,708
7/19	$5,743,545	$5,732,577	$5,609,272
8/19	$5,879,740	$5,862,290	$5,741,403
9/19	$5,842,603	$5,836,892	$5,707,656
10/19	$5,861,248	$5,855,751	$5,736,279
11/19	$5,858,755	$5,854,580	$5,731,205
12/19	$5,839,325	$5,863,304	$5,737,708
1/20	$5,979,172	$5,968,538	$5,863,386
2/20	$6,042,002	$6,057,906	$5,951,621
3/20	$5,713,239	$5,939,573	$5,712,336
4/20	$5,932,002	$6,058,552	$5,879,693
5/20	$5,965,733	$6,115,138	$5,937,383
6/20	$6,046,674	$6,166,162	$6,029,954
7/20	$6,175,989	$6,274,476	$6,146,615
8/20	$6,159,879	$6,238,296	$6,111,883
9/20	$6,168,950	$6,227,053	$6,094,147
10/20	$6,162,738	$6,204,796	$6,086,462
11/20	$6,240,064	$6,285,765	$6,188,886
12/20	$6,265,451	$6,307,471	$6,224,603
1/21	$6,254,891	$6,267,825	$6,175,929
2/21	$6,176,574	$6,186,952	$6,067,790
3/21	$6,134,959	$6,114,952	$6,008,720
4/21	$6,150,400	$6,166,371	$6,068,578
5/21	$6,162,850	$6,189,892	$6,091,881
6/21	$6,193,517	$6,235,017	$6,151,493
7/21	$6,262,778	$6,297,624	$6,216,228
8/21	$6,244,437	$6,293,421	$6,209,676
9/21	$6,198,132	$6,239,678	$6,143,512
10/21	$6,171,466	$6,234,578	$6,139,324
11/21	$6,175,749	$6,242,109	$6,138,142
12/21	$6,164,315	$6,237,900	$6,126,219
1/22	$6,048,698	$6,101,139	$5,982,905
2/22	$5,945,046	$6,017,957	$5,887,378
3/22	$5,813,656	$5,856,502	$5,747,315
4/22	$5,632,085	$5,638,069	$5,534,782
5/22	$5,629,859	$5,669,091	$5,546,901
6/22	$5,494,952	$5,555,809	$5,447,138
7/22	$5,652,993	$5,695,493	$5,561,090
8/22	$5,503,524	$5,547,431	$5,449,355
9/22	$5,306,400	$5,308,427	$5,215,341
10/22	$5,282,115	$5,250,182	$5,152,281
11/22	$5,438,870	$5,445,942	$5,338,900
12/22	$5,379,970	$5,427,445	$5,344,615
1/23	$5,553,200	$5,595,807	$5,493,595
2/23	$5,434,510	$5,458,308	$5,370,923
3/23	$5,525,061	$5,586,356	$5,479,752
4/23	$5,572,668	$5,620,482	$5,537,245
5/23	$5,521,497	$5,562,210	$5,477,929
6/23	$5,493,801	$5,553,566	$5,470,490
7/23	$5,518,987	$5,559,087	$5,489,703
8/23	$5,504,564	$5,525,611	$5,463,445
9/23	$5,397,903	$5,393,852	$5,363,780
10/23	$5,327,536	$5,312,738	$5,293,182
11/23	$5,557,078	$5,551,837	$5,507,193
12/23	$5,753,774	$5,762,497	$5,696,620
1/24	$5,753,562	$5,748,706	$5,691,891
2/24	$5,692,508	$5,679,782	$5,642,625
3/24	$5,737,499	$5,735,549	$5,694,108
4/24	$5,606,084	$5,601,518	$5,590,452
5/24	$5,688,316	$5,694,370	$5,675,978
6/24	$5,742,716	$5,746,426	$5,720,761
7/24	$5,863,475	$5,876,857	$5,830,033
8/24	$5,950,970	$5,963,370	$5,919,401
9/24	$6,031,186	$6,045,161	$5,998,522
10/24	$5,906,433	$5,907,858	$5,892,502
11/24	$5,953,292	$5,970,143	$5,945,709
12/24	$5,870,647	$5,879,976	$5,871,022
1/25	$5,909,817	$5,915,408	$5,900,187
2/25	$6,029,382	$6,037,713	$6,000,049
3/25	$6,009,730	$6,036,272	$6,002,660
4/25	$6,044,930	$6,057,592	$6,016,159
5/25	$6,020,374	$6,026,869	$6,013,154
6/25	$6,116,259	$6,120,766	$6,103,606
7/25	$6,113,916	$6,112,028	$6,118,632
8/25	$6,188,561	$6,185,444	$6,181,299
9/25	$6,244,091	$6,250,980	$6,245,936

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	3.50%	0.24%	2.24%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
ICE BofA USD Green Bond Index	4.12%	0.49%	2.25%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 801,985,874
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 1,551,747
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$801,985,874
# of Portfolio Holdings	188
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$1,551,747

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.8%
Preferred Stocks	1.1%
Taxable Municipal Obligations	1.3%
Sovereign Government Bonds	8.2%
Short-Term Investments	9.1%
Asset-Backed Securities	9.6%
Commercial Mortgage-Backed Securities	9.9%
U.S. Government Agency Mortgage-Backed Securities	13.2%
Corporate Bonds	46.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	7.3%
Not Rated	0.1%
B	1.0%
BB	3.1%
BBB	20.5%
A	22.2%
AA	29.8%
AAA	16.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023745
Shareholder Report [Line Items]
Fund Name	Calvert Small-Cap Fund
Class Name	Class A
Trading Symbol	CCVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Small-Cap Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.20%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Index (the Index):

↓ Out-of-index exposure to Chemed Corp. detracted due to headwinds from Medicare revenue caps in its health care business and weakening demand for residential Roto-Rooter services

↓ Cohen & Steers, Inc., a financial services firm with a significant real estate business underperformed as high interest rates pressured real estate valuations, impacting results

↓ Albany International Corp., a textile and aerospace composites maker, declined due to a fall in overall revenues as well as an increase in input costs in the machine clothing segment

↓ Out-of-index exposure to AptarGroup, Inc. detracted as a management warning of headwinds in certain end markets (pharmaceuticals, European cough/cold) caused investor distress

↑ An out-of-index exposure to Woodward, Inc. helped as its shares increased after reporting strong earnings driven by an increase in government aerospace and defense spending. The stock was sold by period end

↑ ESCO Technologies, Inc., an aerospace company, also benefitted from increased defense spending and growing naval offerings through strategic acquisitions

↑ Dorman Products, Inc., a supplier of automotive aftermarket parts, surged due to better-than-expected sales and earnings per share in their second quarter financial report

↑ An out-of-index exposure to Core & Main, Inc. contributed as industry dynamics and resilient demand, specifically within the municipal construction segment, helped results

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Russell 3000® Index	Russell 2000® Index
9/15	$10,000	$10,000	$10,000
10/15	$9,952	$10,790	$10,563
11/15	$9,961	$10,850	$10,907
12/15	$9,470	$10,627	$10,359
1/16	$8,916	$10,027	$9,448
2/16	$8,940	$10,024	$9,448
3/16	$9,587	$10,730	$10,202
4/16	$9,606	$10,796	$10,362
5/16	$9,751	$10,990	$10,596
6/16	$9,798	$11,012	$10,589
7/16	$10,182	$11,449	$11,221
8/16	$10,135	$11,478	$11,420
9/16	$10,201	$11,496	$11,547
10/16	$9,840	$11,248	$10,998
11/16	$10,956	$11,751	$12,224
12/16	$11,364	$11,980	$12,567
1/17	$11,269	$12,206	$12,616
2/17	$11,563	$12,660	$12,860
3/17	$11,658	$12,668	$12,877
4/17	$11,682	$12,803	$13,018
5/17	$11,582	$12,934	$12,753
6/17	$11,848	$13,050	$13,194
7/17	$11,863	$13,296	$13,292
8/17	$11,711	$13,322	$13,123
9/17	$12,214	$13,647	$13,942
10/17	$12,366	$13,945	$14,061
11/17	$12,836	$14,368	$14,466
12/17	$12,863	$14,512	$14,407
1/18	$13,299	$15,277	$14,784
2/18	$12,825	$14,714	$14,212
3/18	$12,934	$14,418	$14,395
4/18	$12,896	$14,473	$14,520
5/18	$13,636	$14,882	$15,401
6/18	$13,750	$14,979	$15,511
7/18	$13,979	$15,476	$15,782
8/18	$14,534	$16,020	$16,462
9/18	$14,479	$16,046	$16,066
10/18	$13,043	$14,865	$14,321
11/18	$13,369	$15,162	$14,549
12/18	$11,982	$13,751	$12,821
1/19	$13,189	$14,931	$14,263
2/19	$13,913	$15,457	$15,004
3/19	$13,741	$15,682	$14,690
4/19	$14,373	$16,309	$15,189
5/19	$13,706	$15,253	$14,008
6/19	$14,666	$16,325	$14,998
7/19	$14,936	$16,567	$15,084
8/19	$14,505	$16,229	$14,340
9/19	$14,568	$16,514	$14,638
10/19	$14,528	$16,870	$15,024
11/19	$14,959	$17,511	$15,642
12/19	$15,099	$18,017	$16,093
1/20	$14,930	$17,997	$15,577
2/20	$13,761	$16,524	$14,266
3/20	$11,491	$14,251	$11,166
4/20	$12,673	$16,139	$12,700
5/20	$13,330	$17,002	$13,526
6/20	$13,412	$17,390	$14,005
7/20	$14,022	$18,378	$14,392
8/20	$14,593	$19,709	$15,203
9/20	$13,929	$18,992	$14,695
10/20	$14,331	$18,582	$15,003
11/20	$15,989	$20,842	$17,768
12/20	$17,310	$21,780	$19,305
1/21	$17,345	$21,683	$20,277
2/21	$18,410	$22,361	$21,541
3/21	$18,991	$23,162	$21,757
4/21	$19,562	$24,356	$22,214
5/21	$19,637	$24,467	$22,260
6/21	$19,579	$25,071	$22,691
7/21	$19,608	$25,495	$21,872
8/21	$19,887	$26,222	$22,361
9/21	$19,282	$25,045	$21,701
10/21	$20,231	$26,739	$22,625
11/21	$19,416	$26,332	$21,682
12/21	$20,715	$27,369	$22,166
1/22	$19,158	$25,759	$20,032
2/22	$19,771	$25,110	$20,246
3/22	$19,571	$25,924	$20,498
4/22	$18,277	$23,598	$18,466
5/22	$17,827	$23,566	$18,494
6/22	$16,802	$21,595	$16,973
7/22	$18,308	$23,621	$18,745
8/22	$17,258	$22,739	$18,362
9/22	$15,845	$20,630	$16,602
10/22	$17,596	$22,322	$18,430
11/22	$18,246	$23,487	$18,860
12/22	$17,378	$22,112	$17,636
1/23	$19,014	$23,635	$19,355
2/23	$19,014	$23,083	$19,028
3/23	$18,494	$23,700	$18,119
4/23	$18,399	$23,952	$17,793
5/23	$17,676	$24,046	$17,629
6/23	$18,855	$25,688	$19,062
7/23	$19,343	$26,608	$20,228
8/23	$18,665	$26,095	$19,216
9/23	$17,372	$24,852	$18,085
10/23	$16,351	$24,193	$16,851
11/23	$17,727	$26,449	$18,377
12/23	$19,367	$27,852	$20,622
1/24	$18,922	$28,160	$19,820
2/24	$19,900	$29,685	$20,940
3/24	$20,750	$30,642	$21,690
4/24	$19,392	$29,294	$20,163
5/24	$20,008	$30,678	$21,175
6/24	$19,729	$31,628	$20,979
7/24	$21,081	$32,216	$23,111
8/24	$21,398	$32,917	$22,765
9/24	$21,614	$33,598	$22,925
10/24	$21,087	$33,351	$22,593
11/24	$23,353	$35,570	$25,072
12/24	$21,676	$34,483	$23,001
1/25	$22,371	$35,571	$23,604
2/25	$21,760	$34,890	$22,342
3/25	$20,724	$32,854	$20,821
4/25	$20,029	$32,634	$20,340
5/25	$20,923	$34,703	$21,426
6/25	$21,168	$36,466	$22,591
7/25	$20,685	$37,269	$22,982
8/25	$21,721	$38,131	$24,625
9/25	$20,860	$39,447	$25,391

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	(3.49)%	8.41%	8.20%
Class A with 5.25% Maximum Sales Charge	(8.57)%	7.24%	7.62%
Russell 3000® Index	17.41%	15.73%	14.70%
Russell 2000® Index	10.76%	11.55%	9.76%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 2,388,548,026
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 17,839,065
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,388,548,026
# of Portfolio Holdings	70
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$17,839,065

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.8%
Consumer Staples	1.4%
Utilities	2.2%
Short-Term Investments	2.6%
Real Estate	5.6%
Materials	6.4%
Health Care	9.5%
Information Technology	10.3%
Consumer Discretionary	14.5%
Financials	21.9%
Industrials	24.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	3.4%
Community Financial System, Inc.	2.9%
SouthState Bank Corp.	2.8%
Dorman Products, Inc.	2.8%
AptarGroup, Inc.	2.6%
Donaldson Co., Inc.	2.5%
U.S. Physical Therapy, Inc.	2.4%
White Mountains Insurance Group Ltd.	2.4%
Essential Properties Realty Trust, Inc.	2.3%
Franklin Electric Co., Inc.	2.3%
Total	26.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023746
Shareholder Report [Line Items]
Fund Name	Calvert Small-Cap Fund
Class Name	Class C
Trading Symbol	CSCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Small-Cap Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.95%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Index (the Index):

↓ Out-of-index exposure to Chemed Corp. detracted due to headwinds from Medicare revenue caps in its health care business and weakening demand for residential Roto-Rooter services

↓ Cohen & Steers, Inc., a financial services firm with a significant real estate business underperformed as high interest rates pressured real estate valuations, impacting results

↓ Albany International Corp., a textile and aerospace composites maker, declined due to a fall in overall revenues as well as an increase in input costs in the machine clothing segment

↓ Out-of-index exposure to AptarGroup, Inc. detracted as a management warning of headwinds in certain end markets (pharmaceuticals, European cough/cold) caused investor distress

↑ An out-of-index exposure to Woodward, Inc. helped as its shares increased after reporting strong earnings driven by an increase in government aerospace and defense spending. The stock was sold by period end

↑ ESCO Technologies, Inc., an aerospace company, also benefitted from increased defense spending and growing naval offerings through strategic acquisitions

↑ Dorman Products, Inc., a supplier of automotive aftermarket parts, surged due to better-than-expected sales and earnings per share in their second quarter financial report

↑ An out-of-index exposure to Core & Main, Inc. contributed as industry dynamics and resilient demand, specifically within the municipal construction segment, helped results

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Russell 3000® Index	Russell 2000® Index
9/15	$10,000	$10,000	$10,000
10/15	$10,498	$10,790	$10,563
11/15	$10,503	$10,850	$10,907
12/15	$9,980	$10,627	$10,359
1/16	$9,393	$10,027	$9,448
2/16	$9,409	$10,024	$9,448
3/16	$10,080	$10,730	$10,202
4/16	$10,096	$10,796	$10,362
5/16	$10,240	$10,990	$10,596
6/16	$10,285	$11,012	$10,589
7/16	$10,678	$11,449	$11,221
8/16	$10,628	$11,478	$11,420
9/16	$10,689	$11,496	$11,547
10/16	$10,301	$11,248	$10,998
11/16	$11,464	$11,751	$12,224
12/16	$11,885	$11,980	$12,567
1/17	$11,778	$12,206	$12,616
2/17	$12,076	$12,660	$12,860
3/17	$12,166	$12,668	$12,877
4/17	$12,183	$12,803	$13,018
5/17	$12,076	$12,934	$12,753
6/17	$12,346	$13,050	$13,194
7/17	$12,352	$13,296	$13,292
8/17	$12,183	$13,322	$13,123
9/17	$12,701	$13,647	$13,942
10/17	$12,847	$13,945	$14,061
11/17	$13,331	$14,368	$14,466
12/17	$13,351	$14,512	$14,407
1/18	$13,795	$15,277	$14,784
2/18	$13,292	$14,714	$14,212
3/18	$13,397	$14,418	$14,395
4/18	$13,351	$14,473	$14,520
5/18	$14,108	$14,882	$15,401
6/18	$14,219	$14,979	$15,511
7/18	$14,447	$15,476	$15,782
8/18	$15,008	$16,020	$16,462
9/18	$14,943	$16,046	$16,066
10/18	$13,449	$14,865	$14,321
11/18	$13,782	$15,162	$14,549
12/18	$12,345	$13,751	$12,821
1/19	$13,573	$14,931	$14,263
2/19	$14,311	$15,457	$15,004
3/19	$14,125	$15,682	$14,690
4/19	$14,767	$16,309	$15,189
5/19	$14,077	$15,253	$14,008
6/19	$15,049	$16,325	$14,998
7/19	$15,319	$16,567	$15,084
8/19	$14,863	$16,229	$14,340
9/19	$14,925	$16,514	$14,638
10/19	$14,870	$16,870	$15,024
11/19	$15,298	$17,511	$15,642
12/19	$15,436	$18,017	$16,093
1/20	$15,255	$17,997	$15,577
2/20	$14,046	$16,524	$14,266
3/20	$11,726	$14,251	$11,166
4/20	$12,928	$16,139	$12,700
5/20	$13,585	$17,002	$13,526
6/20	$13,661	$17,390	$14,005
7/20	$14,276	$18,378	$14,392
8/20	$14,842	$19,709	$15,203
9/20	$14,165	$18,992	$14,695
10/20	$14,563	$18,582	$15,003
11/20	$16,233	$20,842	$17,768
12/20	$17,568	$21,780	$19,305
1/21	$17,589	$21,683	$20,277
2/21	$18,658	$22,361	$21,541
3/21	$19,238	$23,162	$21,757
4/21	$19,804	$24,356	$22,214
5/21	$19,867	$24,467	$22,260
6/21	$19,797	$25,071	$22,691
7/21	$19,811	$25,495	$21,872
8/21	$20,083	$26,222	$22,361
9/21	$19,454	$25,045	$21,701
10/21	$20,405	$26,739	$22,625
11/21	$19,573	$26,332	$21,682
12/21	$20,865	$27,369	$22,166
1/22	$19,284	$25,759	$20,032
2/22	$19,889	$25,110	$20,246
3/22	$19,677	$25,924	$20,498
4/22	$18,360	$23,598	$18,466
5/22	$17,899	$23,566	$18,494
6/22	$16,854	$21,595	$16,973
7/22	$18,360	$23,621	$18,745
8/22	$17,293	$22,739	$18,362
9/22	$15,870	$20,630	$16,602
10/22	$17,611	$22,322	$18,430
11/22	$18,254	$23,487	$18,860
12/22	$17,370	$22,112	$17,636
1/23	$18,994	$23,635	$19,355
2/23	$18,987	$23,083	$19,028
3/23	$18,455	$23,700	$18,119
4/23	$18,348	$23,952	$17,793
5/23	$17,616	$24,046	$17,629
6/23	$18,779	$25,688	$19,062
7/23	$19,256	$26,608	$20,228
8/23	$18,563	$26,095	$19,216
9/23	$17,262	$24,852	$18,085
10/23	$16,238	$24,193	$16,851
11/23	$17,601	$26,449	$18,377
12/23	$19,210	$27,852	$20,622
1/24	$18,763	$28,160	$19,820
2/24	$19,726	$29,685	$20,940
3/24	$20,550	$30,642	$21,690
4/24	$19,195	$29,294	$20,163
5/24	$19,795	$30,678	$21,175
6/24	$19,503	$31,628	$20,979
7/24	$20,819	$32,216	$23,111
8/24	$21,127	$32,917	$22,765
9/24	$21,327	$33,598	$22,925
10/24	$20,796	$33,351	$22,593
11/24	$23,006	$35,570	$25,072
12/24	$21,346	$34,483	$23,001
1/25	$22,018	$35,571	$23,604
2/25	$21,400	$34,890	$22,342
3/25	$20,368	$32,854	$20,821
4/25	$19,680	$32,634	$20,340
5/25	$20,540	$34,703	$21,426
6/25	$20,767	$36,466	$22,591
7/25	$20,282	$37,269	$22,982
8/25	$21,283	$38,131	$24,625
9/25	$20,727	$39,447	$25,391

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(4.20)%	7.60%	7.55%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(5.15)%	7.60%	7.55%
Russell 3000® Index	17.41%	15.73%	14.70%
Russell 2000® Index	10.76%	11.55%	9.76%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 2,388,548,026
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 17,839,065
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,388,548,026
# of Portfolio Holdings	70
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$17,839,065

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.8%
Consumer Staples	1.4%
Utilities	2.2%
Short-Term Investments	2.6%
Real Estate	5.6%
Materials	6.4%
Health Care	9.5%
Information Technology	10.3%
Consumer Discretionary	14.5%
Financials	21.9%
Industrials	24.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	3.4%
Community Financial System, Inc.	2.9%
SouthState Bank Corp.	2.8%
Dorman Products, Inc.	2.8%
AptarGroup, Inc.	2.6%
Donaldson Co., Inc.	2.5%
U.S. Physical Therapy, Inc.	2.4%
White Mountains Insurance Group Ltd.	2.4%
Essential Properties Realty Trust, Inc.	2.3%
Franklin Electric Co., Inc.	2.3%
Total	26.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023747
Shareholder Report [Line Items]
Fund Name	Calvert Small-Cap Fund
Class Name	Class I
Trading Symbol	CSVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Small-Cap Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$93	0.95%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Index (the Index):

↓ Out-of-index exposure to Chemed Corp. detracted due to headwinds from Medicare revenue caps in its health care business and weakening demand for residential Roto-Rooter services

↓ Cohen & Steers, Inc., a financial services firm with a significant real estate business underperformed as high interest rates pressured real estate valuations, impacting results

↓ Albany International Corp., a textile and aerospace composites maker, declined due to a fall in overall revenues as well as an increase in input costs in the machine clothing segment

↓ Out-of-index exposure to AptarGroup, Inc. detracted as a management warning of headwinds in certain end markets (pharmaceuticals, European cough/cold) caused investor distress

↑ An out-of-index exposure to Woodward, Inc. helped as its shares increased after reporting strong earnings driven by an increase in government aerospace and defense spending. The stock was sold by period end

↑ ESCO Technologies, Inc., an aerospace company, also benefitted from increased defense spending and growing naval offerings through strategic acquisitions

↑ Dorman Products, Inc., a supplier of automotive aftermarket parts, surged due to better-than-expected sales and earnings per share in their second quarter financial report

↑ An out-of-index exposure to Core & Main, Inc. contributed as industry dynamics and resilient demand, specifically within the municipal construction segment, helped results

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 2000® Index
9/15	$1,000,000	$1,000,000	$1,000,000
12/15	$1,000,806	$1,062,697	$1,035,938
3/16	$1,013,871	$1,072,987	$1,020,207
6/16	$1,037,666	$1,101,212	$1,058,891
9/16	$1,081,524	$1,149,640	$1,154,677
12/16	$1,206,371	$1,198,033	$1,256,675
3/17	$1,239,001	$1,266,839	$1,287,663
6/17	$1,260,754	$1,305,041	$1,319,385
9/17	$1,300,951	$1,364,699	$1,394,176
12/17	$1,371,572	$1,451,185	$1,440,743
3/18	$1,379,650	$1,441,831	$1,439,531
6/18	$1,468,503	$1,497,902	$1,551,148
9/18	$1,547,125	$1,604,611	$1,606,622
12/18	$1,281,878	$1,375,116	$1,282,061
3/19	$1,471,007	$1,568,230	$1,469,037
6/19	$1,570,400	$1,632,451	$1,499,814
9/19	$1,561,312	$1,651,428	$1,463,807
12/19	$1,619,028	$1,801,664	$1,609,305
3/20	$1,233,271	$1,425,122	$1,116,621
6/20	$1,439,968	$1,739,042	$1,400,450
9/20	$1,496,967	$1,899,164	$1,469,519
12/20	$1,861,084	$2,177,992	$1,930,536
3/21	$2,043,272	$2,316,228	$2,175,695
6/21	$2,107,845	$2,507,080	$2,269,089
9/21	$2,076,711	$2,504,530	$2,170,148
12/21	$2,232,417	$2,736,889	$2,216,622
3/22	$2,110,862	$2,592,424	$2,049,802
6/22	$1,812,836	$2,159,459	$1,697,335
9/22	$1,711,026	$2,063,048	$1,660,212
12/22	$1,877,310	$2,211,217	$1,763,623
3/23	$1,999,417	$2,369,989	$1,811,907
6/23	$2,040,119	$2,568,755	$1,906,222
9/23	$1,880,441	$2,485,172	$1,808,469
12/23	$2,097,558	$2,785,179	$2,062,185
3/24	$2,248,954	$3,064,235	$2,169,008
6/24	$2,140,276	$3,162,781	$2,097,915
9/24	$2,345,697	$3,359,795	$2,292,450
12/24	$2,354,209	$3,448,268	$2,300,117
3/25	$2,252,240	$3,285,442	$2,082,090
6/25	$2,301,313	$3,646,553	$2,259,060
9/25	$2,269,447	$3,944,702	$2,539,066

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	(3.25)%	8.67%	8.53%
Russell 3000® Index	17.41%	15.73%	14.70%
Russell 2000® Index	10.76%	11.55%	9.76%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 2,388,548,026
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 17,839,065
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,388,548,026
# of Portfolio Holdings	70
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$17,839,065

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.8%
Consumer Staples	1.4%
Utilities	2.2%
Short-Term Investments	2.6%
Real Estate	5.6%
Materials	6.4%
Health Care	9.5%
Information Technology	10.3%
Consumer Discretionary	14.5%
Financials	21.9%
Industrials	24.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	3.4%
Community Financial System, Inc.	2.9%
SouthState Bank Corp.	2.8%
Dorman Products, Inc.	2.8%
AptarGroup, Inc.	2.6%
Donaldson Co., Inc.	2.5%
U.S. Physical Therapy, Inc.	2.4%
White Mountains Insurance Group Ltd.	2.4%
Essential Properties Realty Trust, Inc.	2.3%
Franklin Electric Co., Inc.	2.3%
Total	26.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000211123
Shareholder Report [Line Items]
Fund Name	Calvert Small-Cap Fund
Class Name	Class R6
Trading Symbol	CALRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Small-Cap Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$85	0.86%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Index (the Index):

↓ Out-of-index exposure to Chemed Corp. detracted due to headwinds from Medicare revenue caps in its health care business and weakening demand for residential Roto-Rooter services

↓ Cohen & Steers, Inc., a financial services firm with a significant real estate business underperformed as high interest rates pressured real estate valuations, impacting results

↓ Albany International Corp., a textile and aerospace composites maker, declined due to a fall in overall revenues as well as an increase in input costs in the machine clothing segment

↓ Out-of-index exposure to AptarGroup, Inc. detracted as a management warning of headwinds in certain end markets (pharmaceuticals, European cough/cold) caused investor distress

↑ An out-of-index exposure to Woodward, Inc. helped as its shares increased after reporting strong earnings driven by an increase in government aerospace and defense spending. The stock was sold by period end

↑ ESCO Technologies, Inc., an aerospace company, also benefitted from increased defense spending and growing naval offerings through strategic acquisitions

↑ Dorman Products, Inc., a supplier of automotive aftermarket parts, surged due to better-than-expected sales and earnings per share in their second quarter financial report

↑ An out-of-index exposure to Core & Main, Inc. contributed as industry dynamics and resilient demand, specifically within the municipal construction segment, helped results

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 2000® Index
9/15	$5,000,000	$5,000,000	$5,000,000
10/15	$5,254,927	$5,394,926	$5,281,701
11/15	$5,261,354	$5,424,833	$5,453,508
12/15	$5,004,032	$5,313,486	$5,179,689
1/16	$4,714,755	$5,013,671	$4,724,215
2/16	$4,726,419	$5,012,057	$4,724,004
3/16	$5,069,353	$5,364,936	$5,101,035
4/16	$5,083,350	$5,398,185	$5,181,094
5/16	$5,162,668	$5,494,761	$5,297,797
6/16	$5,188,330	$5,506,059	$5,294,457
7/16	$5,393,623	$5,724,578	$5,610,571
8/16	$5,370,294	$5,739,180	$5,709,790
9/16	$5,407,621	$5,748,202	$5,773,387
10/16	$5,218,657	$5,623,837	$5,498,921
11/16	$5,811,209	$5,875,515	$6,112,117
12/16	$6,031,854	$5,990,165	$6,283,376
1/17	$5,984,564	$6,102,911	$6,308,160
2/17	$6,140,621	$6,329,888	$6,429,900
3/17	$6,195,005	$6,334,195	$6,438,314
4/17	$6,209,192	$6,401,336	$6,508,920
5/17	$6,159,537	$6,466,847	$6,376,502
6/17	$6,303,772	$6,525,207	$6,596,927
7/17	$6,313,230	$6,648,239	$6,645,939
8/17	$6,235,202	$6,661,048	$6,561,389
9/17	$6,504,755	$6,823,497	$6,970,879
10/17	$6,587,513	$6,972,400	$7,030,301
11/17	$6,839,013	$7,184,118	$7,232,910
12/17	$6,857,860	$7,255,923	$7,203,717
1/18	$7,089,417	$7,638,387	$7,391,981
2/18	$6,839,013	$7,356,839	$7,105,751
3/18	$6,898,248	$7,209,157	$7,197,654
4/18	$6,879,400	$7,236,557	$7,259,881
5/18	$7,277,894	$7,440,847	$7,700,560
6/18	$7,342,515	$7,489,509	$7,755,740
7/18	$7,466,371	$7,738,055	$7,890,910
8/18	$7,762,548	$8,009,798	$8,231,087
9/18	$7,735,623	$8,023,057	$8,033,111
10/18	$6,970,946	$7,432,297	$7,160,583
11/18	$7,145,960	$7,581,156	$7,274,400
12/18	$6,409,389	$6,875,582	$6,410,303
1/19	$7,056,860	$7,465,741	$7,131,452
2/19	$7,445,910	$7,728,305	$7,502,201
3/19	$7,355,037	$7,841,152	$7,345,185
4/19	$7,692,971	$8,154,264	$7,594,706
5/19	$7,340,838	$7,626,586	$7,004,045
6/19	$7,854,839	$8,162,253	$7,499,072
7/19	$8,002,507	$8,283,585	$7,542,247
8/19	$7,772,485	$8,114,721	$7,169,854
9/19	$7,809,402	$8,257,142	$7,319,034
10/19	$7,789,524	$8,434,892	$7,511,790
11/19	$8,022,386	$8,755,517	$7,821,012
12/19	$8,099,386	$9,008,322	$8,046,527
1/20	$8,010,097	$8,998,483	$7,788,462
2/20	$7,385,073	$8,261,748	$7,132,813
3/20	$6,169,589	$7,125,610	$5,583,103
4/20	$6,806,134	$8,069,327	$6,349,966
5/20	$7,160,410	$8,500,863	$6,763,189
6/20	$7,206,495	$8,695,208	$7,002,251
7/20	$7,534,849	$9,188,951	$7,196,061
8/20	$7,843,040	$9,854,639	$7,601,512
9/20	$7,491,644	$9,495,822	$7,347,596
10/20	$7,707,666	$9,290,872	$7,501,483
11/20	$8,600,557	$10,421,135	$8,884,193
12/20	$9,315,716	$10,889,962	$9,652,679
1/21	$9,335,911	$10,841,524	$10,138,424
2/21	$9,912,915	$11,180,400	$10,770,303
3/21	$10,227,381	$11,581,138	$10,878,476
4/21	$10,536,078	$12,178,136	$11,106,912
5/21	$10,582,238	$12,233,729	$11,129,811
6/21	$10,553,388	$12,535,400	$11,345,445
7/21	$10,570,698	$12,747,381	$10,935,776
8/21	$10,726,489	$13,110,908	$11,180,391
9/21	$10,400,482	$12,522,649	$10,850,739
10/21	$10,916,900	$13,369,488	$11,312,323
11/21	$10,481,263	$13,165,986	$10,840,941
12/21	$11,182,384	$13,684,446	$11,083,110
1/22	$10,345,018	$12,879,305	$10,016,098
2/22	$10,678,729	$12,554,885	$10,123,020
3/22	$10,573,672	$12,962,118	$10,249,012
4/22	$9,878,442	$11,798,868	$9,233,239
5/22	$9,640,519	$11,783,049	$9,247,193
6/22	$9,084,335	$10,797,295	$8,486,675
7/22	$9,903,161	$11,810,275	$9,372,708
8/22	$9,337,708	$11,369,524	$9,180,916
9/22	$8,574,500	$10,315,238	$8,301,059
10/22	$9,526,192	$11,161,149	$9,214,914
11/22	$9,881,532	$11,743,719	$9,430,154
12/22	$9,412,760	$11,056,084	$8,818,114
1/23	$10,304,429	$11,817,546	$9,677,581
2/23	$10,307,569	$11,541,338	$9,514,118
3/23	$10,028,137	$11,849,944	$9,059,536
4/23	$9,977,902	$11,976,197	$8,896,660
5/23	$9,588,582	$12,022,794	$8,814,478
6/23	$10,229,077	$12,843,776	$9,531,110
7/23	$10,499,089	$13,304,183	$10,113,971
8/23	$10,131,747	$13,047,363	$9,607,987
9/23	$9,431,598	$12,425,862	$9,042,344
10/23	$8,882,154	$12,096,468	$8,425,666
11/23	$9,632,538	$13,224,443	$9,188,269
12/23	$10,524,739	$13,925,893	$10,310,925
1/24	$10,288,334	$14,080,229	$9,909,897
2/24	$10,824,185	$14,842,400	$10,470,219
3/24	$11,287,538	$15,321,177	$10,845,042
4/24	$10,553,108	$14,647,018	$10,081,740
5/24	$10,890,378	$15,339,047	$10,587,512
6/24	$10,742,231	$15,813,904	$10,489,575
7/24	$11,476,662	$16,107,868	$11,555,307
8/24	$11,656,330	$16,458,516	$11,382,695
9/24	$11,779,260	$16,798,974	$11,462,249
10/24	$11,492,423	$16,675,610	$11,296,691
11/24	$12,728,031	$17,784,940	$12,535,870
12/24	$11,821,859	$17,241,339	$11,500,586
1/25	$12,202,385	$17,785,617	$11,802,122
2/25	$11,869,825	$17,444,774	$11,170,835
3/25	$11,310,229	$16,427,212	$10,410,449
4/25	$10,936,099	$16,317,002	$10,169,946
5/25	$11,425,346	$17,351,272	$10,713,025
6/25	$11,562,847	$18,232,766	$11,295,299
7/25	$11,300,636	$18,634,299	$11,491,238
8/25	$11,873,022	$19,065,532	$12,312,253
9/25	$11,402,962	$19,723,509	$12,695,328

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	(3.19)%	8.76%	8.59%
Russell 3000® Index	17.41%	15.73%	14.70%
Russell 2000® Index	10.76%	11.55%	9.76%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 2,388,548,026
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 17,839,065
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,388,548,026
# of Portfolio Holdings	70
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$17,839,065

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.8%
Consumer Staples	1.4%
Utilities	2.2%
Short-Term Investments	2.6%
Real Estate	5.6%
Materials	6.4%
Health Care	9.5%
Information Technology	10.3%
Consumer Discretionary	14.5%
Financials	21.9%
Industrials	24.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	3.4%
Community Financial System, Inc.	2.9%
SouthState Bank Corp.	2.8%
Dorman Products, Inc.	2.8%
AptarGroup, Inc.	2.6%
Donaldson Co., Inc.	2.5%
U.S. Physical Therapy, Inc.	2.4%
White Mountains Insurance Group Ltd.	2.4%
Essential Properties Realty Trust, Inc.	2.3%
Franklin Electric Co., Inc.	2.3%
Total	26.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745